SHARE BASED COMPENSATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Options
Number of Options
Options outstanding at the beginning of the period (in shares)	6,640,800
Granted (in shares)	2,035,000
Exercised (in shares)	(284,632)
Forfeited (in shares)	(504,000)
Options outstanding at the end of the period (in shares)	7,887,168	6,640,800
Vested or expected to vest at the end of the period (in shares)	7,694,843
Exercisable at the end of the period (in shares)	3,865,186
Weighted Average Exercise Prices
Options outstanding at the beginning of the period (in dollars per share)	$ 0.75
Granted (in dollars per share)	$ 0.74
Exercised (in dollars per share)	$ 0.74
Forfeited (in dollars per share)	$ 0.74
Options outstanding at the end of the period (in dollars per share)	$ 0.74	$ 0.75
Vested or expected to vest at the end of the period (in dollars per share)	$ 0.74
Exercised at the end of the period (in dollars per share)	$ 0.74
Weighted Average Remaining Contractual Life
Outstanding at the beginning of the period	2 years 6 months 11 days	2 years 11 days
Granted	4 years 10 months 24 days
Exercised	5 months 5 days
Outstanding at the end of the period	2 years 6 months 11 days	2 years 11 days
Vested or expected to vest at the end of the period	2 years 6 months 14 days
Exercisable at the end of the period	1 year 2 months 12 days
Aggregate Intrinsic Value
Outstanding at the beginning of the period (in dollars)	$ 6,451,792
Outstanding at the end of the period (in dollars)	5,843,904	6,451,792
Vested or expected to vest at the end of the period (in dollars)	5,694,184
Exercisable at the end of the period (in dollars)	2,860,224
Restricted Share Units
Aggregate Intrinsic Value
Number of awards (in shares)	750,000
Award Vesting Percentage	20.00%
Vesting period	5 years
Number of shares
Granted (in shares)	750,000
RSUs outstanding at the end of the period (in shares)	750,000
Weighted Average Grant Date Fair Value
Granted (in dollars per share)	$ 2.72
RSUs outstanding at the end of the period (in dollars per share)	$ 2.72
Weighted Average Remaining Contractual Life
RSUs outstanding at the beginning of the period	4 years 10 months 6 days
Granted	4 years 10 months 6 days
RSUs outstanding at the end of the period	4 years 10 months 6 days
Aggregate compensation cost	$ 32